Trade and other payables (Details) - Schedule of trade and other payables - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade And Other Payables Abstract
Trade payables	[1]	S/ 159,096	S/ 111,336
Interest payable	[2]	26,611	29,871
Remuneration payable		19,735	20,835
Advances from customers		14,702	14,668
Accounts payable related to the acquisition of property, plant and equipment, note 10(e)		14,560	7,615
Taxes and contributions		11,347	8,638
Dividends payable, note 18(g)		9,764	9,550
Hedge finance cost payable		5,978	6,213
Board of Directors’ fees		5,191	5,615
Guarantee deposits		4,127	4,645
Account payable to the principal and affiliates, note 27		2,686	143
Other accounts payable		10,757	8,425
Trade and other payables		S/ 284,554	S/ 227,554

[1]	Trade accounts payable result from the purchases of material, services and supplies for the Group’s operations, and mainly correspond to invoices payable to domestic suppliers. Trade payables are non-interest bearing and are normally settled on 60 to 120 days term.
[2]	Interest payable is normally settled semiannually throughout the financial year.